Property, Plant and Equipment and Construction in Progress (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment and Construction in Progress [Abstract]
Schedule of Property, Plant and Equipment

(a) As of September 30, 2025 and December 31, 2024, property, plant and equipment consisted of the following:

	As of
	September 30, 2025	December 31, 2024
Buildings	$11,397,299	$11,132,258
Machinery	23,030,014	22,220,209
Motor vehicles	335,655	327,514
Electronic equipment	263,978	242,630
Total property plant and equipment, at cost	35,026,946	33,922,611

Less: accumulated depreciation	(22,743,369)	(20,787,963)
Property, plant and equipment, net	$12,283,577	$13,134,648
Construction in process	-	5,886
Total	$12,283,577	$13,140,534
As of December 31, 2024 and 2023, property, plant and equipment consisted of the following:
	As of
	December 31, 2024	December 31, 2023
Buildings	$11,132,258	$11,444,906
Machinery	22,220,209	20,974,546
Motor vehicles	327,514	336,541
Electronic equipment	242,630	246,207
Total property plant and equipment, at cost	33,922,611	33,002,200

Less: accumulated depreciation	(20,787,963)	(19,325,844)
Property, plant and equipment, net	$13,134,648	$13,676,356
Construction in process	5,886	22,641
Total	$13,140,534	$13,698,997